Pensions and other post-employment benefits - Actuarial assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumptions analysis
Discount rate (as a percent)	4.90%	4.40%
United States
Actuarial assumptions analysis
Discount rate (as a percent)	5.30%	4.70%
Germany
Actuarial assumptions analysis
Discount rate (as a percent)	3.40%	3.20%
United Kingdom
Actuarial assumptions analysis
Discount rate (as a percent)	5.60%	4.50%
Long-term rate of improvement (as a percent)	1.50%